Consolidated balance sheet - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	R$ 12,283,589	R$ 9,018,818
Marketable securities	8,087,850	12,971,547
Trade accounts receivable	7,287,028	9,132,860
Inventories	8,619,236	7,962,324
Recoverable taxes	997,666	929,001
Current Tax Assets Income Tax Related	450,232	180,618
Derivative financial instruments	1,100,397	1,006,427
Advances to suppliers	88,514	92,133
Other assets	994,602	889,232
Total current assets	39,909,114	42,182,960
Non-current assets
Marketable securities	416,100	391,964
Recoverable taxes	962,263	1,179,125
Deferred taxes	2,376,910	7,984,015
Derivative financial instruments	4,055,943	2,880,673
Advances to suppliers	2,604,168	2,503,537
Judicial deposits	595,786	487,993
Other assets	196,833	156,880
Biological assets	23,221,979	22,283,001
Investments	1,406,416	1,816,923
Property, plant and equipment	64,968,479	64,986,040
Right of use	5,286,063	5,180,691
Intangible	13,422,839	13,902,303
Total non-current assets	119,513,779	123,753,145
TOTAL ASSETS	159,422,893	165,936,105
Current liabilities
Trade accounts payable	5,951,839	6,033,285
Loans, financing and debentures	2,881,840	10,501,387
Lease liabilities	838,023	872,228
Derivative financial instruments	1,044,493	2,760,273
Taxes payable	210,665	245,353
Current Tax Liabilities Income Tax Related	280,624	118,362
Payroll and charges	857,033	1,232,971
Liabilities for assets acquisitions and subsidiaries	21,011	21,166
Dividends and interest on own capital payable	1,997	2,200,917
Advances from customers	146,569	145,200
Other liabilities	382,862	346,796
Total current liabilities	12,616,956	24,477,938
Non-current liabilities
Non-current portion of non-current borrowings	88,745,316	90,934,144
Lease liabilities	5,949,974	6,100,687
Derivative financial instruments	4,606,340	7,694,547
Liabilities for assets acquisitions and subsidiaries	91,524	99,324
Provision for judicial liabilities	2,845,990	2,926,750
Employee benefit plans	738,016	721,560
Deferred taxes		12,596
Share-based compensation plans	331,590	361,974
Advances from customers	74,715	74,715
Other liabilities	149,721	116,295
Total non-current liabilities	103,534,632	109,042,592
TOTAL LIABILITIES	116,151,588	133,520,530
Equity
Share capital	19,235,546	19,235,546
Capital reserves	57,620	60,226
Treasury shares	(1,511,146)	(1,339,197)
Profit reserves	12,978,898	12,978,898
Other reserves	945,642	1,348,796
Retained earnings	11,431,251
Controlling shareholders'	43,137,811	32,284,269
Non-controlling interest	133,494	131,306
Total equity	43,271,305	32,415,575
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	159,422,893	165,936,105
Provision for loss on investments	R$ 1,446